SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
SHAREHOLDERS EQUITY [Abstract]
SHAREHOLDERS EQUITY
NOTE 11:-	SHAREHOLDERS’ EQUITY

a.	Ordinary Shares:

Ordinary Shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

b.	Reverse stock split and increase in share capital:

On March 16, 2017, subsequent to the balance sheet date, the Company held an Extraordinary General Meeting of Shareholders on which the following proposals were approved:

i)
To consolidate the registered (authorized) share capital of the Company as follows: every twelve (12) Ordinary Shares with a nominal (par) value of NIS 0.6 each will be consolidated into one (1) Ordinary Share with a nominal (par) value of NIS 7.2 each. All Ordinary Shares, warrants and options and per share amounts, including loss per share, have been adjusted to give retroactive effect to this reverse split for all periods presented.

ii)	To increase the registered (authorized) share capital of the Company to 7,500,000 Ordinary Shares with a nominal (par) value NIS 7.2 each.

c.	Investment agreements:

1.	On April 14, 2014, the Company issued an aggregate of 746 Ordinary Shares upon a cashless exercise of warrants issued in 2012.

2.
On September 18, 2014, the Company’s Board of Directors approved the issuance of 500 Ordinary Shares to a former employee. Accordingly, the Company recorded $23 as marketing and business development expense.

3.
On February 18, 2015, the Company entered into the 2015 Cantor Sales Agreement with Cantor, as sales agent, and filed a prospectus supplement with the SEC relating to the offer and sale of up to $14,400 of its Ordinary Shares. During 2015, the Company sold through the 2015 Cantor Sales Agreement an aggregate of 202,030 of its Ordinary Shares, and received gross proceeds of $10,540, before deducting issuance expenses in an amount of $512. The 2015 Cantor Sales Agreement was terminated on October 13, 2015. Sales of the Company’s Ordinary Shares under the 2015 Cantor Sales Agreement were made in sales deemed to be “at-the-market” equity offerings as defined in Rule 415 promulgated under the Securities Act of 1933, as amended.

4.
On October 13, 2015, the Company entered into the 2015 Securities Purchase Agreement, pursuant to which the Company agreed to sell securities to the 2015 Purchasers in the 2015 Private Placement. The 2015 Private Placement closed on October 16, 2015 (the “Closing Date”).

Under the terms of the 2015 Private Placement, the Company issued an aggregate of 277,778 units at a purchase price of $28.80 per unit for gross proceeds of approximately $8,000. Each unit consisted of (i) one Ordinary Share, (ii) a 2015 Series A Warrant to purchase one-half of an Ordinary Share at an exercise price of $33 per Ordinary Share (subject to adjustment), exercisable for a period of five years from the Closing Date, and (iii) a partially pre-funded 2015 Series B Warrant. The 2015 Series B Warrants had an exercise price of NIS 7.2 (which has been prepaid) plus $0.0012 per share. The 2015 Series B Warrants were intended to reset the price of the units, and became exercisable for an aggregate of 222,223 shares based on 85% of the arithmetic average of the five lowest weighted average prices calculated during the ten trading days following the effective date of a resale registration statement registering the shares sold in the 2015 Private Placement for resale. The 2015 Series A Warrant exercise price was adjusted to $19.752 per share, and all of the 2015 Series B Warrants was exercised on a cashless basis, resulting in the issuance of 222,208 of the Company’s Ordinary Shares. The net proceeds to the Company from the 2015 Private Placement, after deducting placement agent fees and expenses, the Company’s offering expenses, and excluding the proceeds, if any, from the exercise of the 2015 Warrants, were approximately $7,293. As part of the private placement the Company granted additional 8,334 2015 Series A Warrants to the placement agent.

The Company accounted for the 2015 Series A and 2015 Series B Warrants according to the provisions of ASC 815. Based on certain terms of the warrants, the Company classified them as liabilities, measured at fair value in each reporting period until they are exercised, expired or the terms of the warrants become fixed, with changes in the fair values being recognized in the Company’s consolidated statement of comprehensive loss as financial income or expense.

The fair value of the 2015 Series A and 2015 Series B Warrants was measured using the Black-Scholes-Merton model. In estimating the warrants’ fair value, the Company used the following assumptions:

December 31, 2015

Risk-free interest rate	0.08%-1.72%
Expected volatility	50%-123%
Expected life (in years)	0.16-4.9
Expected dividend yield	0%
Fair value:
Warrants	$15-18.24

For the year ended December 31, 2015, the Company recognized revaluation expenses of approximately $1,051 in the consolidated statement of comprehensive loss included in “Financial expenses (income), net”.

During November 2015, following the tenth trading day of the effective date of the resale registration statement, the exercise price was set, and the terms of the 2015 Series A and B Warrants became fixed, resulting in the classification of the fair value of the 2015 Series A and 2015 B Warrants of $6,272 to shareholders’ equity. In addition, 194,445 2015 Series B Warrants were exercised.

In February 2016, the remaining 27,778 2015 Series B Warrants were exercised. As of December 31, 2016, 147,223 2015 Series A Warrants were outstanding.

5.	See Note 1e and Note 9 for details on the November 2016 placement.

d.	Share option plans:

1.
In July 2006, the Company adopted the 2006 Global Share Incentive Plan (the “2006 Plan”), pursuant to which options may be granted to the Company’s directors, employees, consultants and service providers.

On November 12, 2014, at the Company’s Annual Shareholder Meeting, the Company’s shareholders approved the addition of 75,000 Ordinary Shares to the shares authorized for issuance under the 2006 Plan.

On December 3, 2015, at the Company’s Annual Shareholder Meeting, the Company’s Shareholders approved the addition of 63,750 Ordinary Shares to the shares authorized for issuance under the 2006 plan, bringing the total number of Ordinary Shares authorized for issuance under the 2006 Plan to 214,723. As of December 31, 2016, a total of 32,165 Ordinary Shares remain available for future grants under the 2006 Plan.

Options granted under the 2006 Plan typically vest over four years, but are subject to each optionee’s specific option agreement. Options are typically exercisable for ten years from the date of grant. Options which are forfeited or unexercised become available for future grants. The exercise price of the stock option equals the fair market value of the Company’s shares on the date of the grant.

During 2014, 3,584 RSUs became fully vested and were converted into Ordinary Shares of the Company. During 2015, the Company granted 3,750 RSU and 20,334 options to directors and officers of the Company.

2.	The following is a summary of the Company’s share options granted among the various plans:

			Weighted-
			average
		Weighted-	remaining
		average	contractual	Aggregate
	Number of	exercise	term	intrinsic
	options	price	(in years)	value

Outstanding at January 1, 2016	107,881	$60.36	7	$204
Granted	63,864	$9.93
Exercised	-	$-
Forfeited	(11,871)	$(12.63)
Outstanding at the end of the year	159,874	$43.75	6.66	$-

Vested or expected to vest	152,935	$40.89	6.64	$-

Options exercisable at the end of the year	69,779	$71.05	5.56	$-

The weighted-average grant-date fair value of options granted during the twelve months ended December 31, 2016, 2015 and 2014 was $8.47, $17.4 and $31.44, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Company’s Ordinary Shares on December 31, 2016 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2016. This amount changes based on the fair market value of the Company’s shares.

The following table summarizes information about options to employees and non-employees outstanding at December 31, 2016 under the Plans:

Exercise	Options outstanding at December 31,	Weighted average remaining		Options exercisable at December 31,	Average exercise price of options
price	2016	contractual life (years)	Weighted average exercise price	2016	exercisable

$7.92-34.32	103,304	6.06	$16.00	18,753	$27.10
$39.12-42.84	20,902	6.08	$40.95	17,420	$40.94
$43.44-56.28	5,924	5.60	$49.41	4,448	$50.78
$61.92-1,188	28,969	4.48	$74.34	28,383	$74.60
$1,476-6,336.12	775	2.64	$1,796.75	775	$1,796.75

	159,874			69,779

The following table summarizes information relating to RSUs, as well as changes to such awards during 2016:

Number of RSUs

Outstanding at January 1, 2016	7,831
Granted	1,250
Converted	(5,716)
Forfeited	(625)

Outstanding at December 31, 2016	2,740

As of December 31, 2016, there was $1,101 of total compensation cost related to unvested options and RSUs. This amount is expected to be recognized over a weighted-average period approximately one (1) year.

The following table sets forth the total share-based compensation expense resulting from options and RSUs granted to employees, non-employees and directors included in the Company's consolidated statement of comprehensive Loss:

	Year ended
	December 31,
	2016	2015

Cost of revenues	$47	$37
Research and development, net	116	100
Sales, marketing and business development	293	281
General and administrative	403	598

Total share-based compensation expense	$859	$1,016